Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended			6 Months Ended			12 Months Ended
		Feb. 28, 2018		Feb. 28, 2017	Feb. 28, 2018		Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
OPERATING EXPENSES
General and administrative		$ 30,924	[1]	$ 3,803	$ 167,488	[1]	$ 4,116	$ 107,533	$ 752
Stock based compensation								3,332
Professional fees		119,999	[1]	8,192	227,344	[1]	17,396	121,924	28,938
Research and development	[1]	647,467			680,543
Depreciation	[1]	74			146
Total Operating Expenses		798,464	[1]	11,995	1,075,521	[1]	21,512	232,789	29,690
Loss from Operations		(798,464)	[1]	(11,995)	(1,075,521)	[1]	(21,512)	(232,789)	(29,690)
OTHER EXPENSE
Interest expense				(1,016)			(1,016)	(2,100)
Total other expense				(1,016)			(1,016)	(2,100)
Provision for income taxes		0	[1]	0	0	[1]	0	0	0
NET LOSS		(798,464)	[1]	(13,011)	(1,075,521)	[1]	(22,528)	(234,889)	(29,690)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments		(1,254)	[1]		(2,279)	[1]		657
Total Other Comprehensive Income Loss		(1,254)	[1]		(2,279)	[1]		657
TOTAL COMPREHENSIVE LOSS		$ (799,718)	[1]	$ (13,011)	$ (1,077,800)	[1]	$ (22,528)	$ (234,232)	$ (29,690)
Basic and Diluted Loss per Common Share (in dollars per share)		$ (0.07)	[1]	$ (0.00)	$ (0.10)	[1]	$ (0.00)	$ (0.03)	$ (0.00)
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)		11,677,909	[1]	7,640,000	11,555,105	[1]	7,640,000	8,732,406	7,640,000

[1]	Restated